AB Bond Inflation Strategy

Portfolio of Investments

July 31, 2026 (unaudited)

	Principal Amount (000)		U.S. $ Value

INFLATION-LINKED SECURITIES – 73.5%
United States – 73.5%
U.S. Treasury Inflation Index 0.125%, 07/15/2030 (TIPS)	U.S.$	237,029	$220,066,740
0.125%, 01/15/2031 (TIPS)		42,992	39,421,875
0.25%, 07/15/2029 (TIPS)		86,987	82,613,735
1.125%, 10/15/2030 (TIPS)		134,535	129,594,849
1.25%, 04/15/2028 (TIPS)		66,413	65,102,540
1.25%, 04/15/2031 (TIPS)		21,007	20,176,546
2.375%, 10/15/2028 (TIPS)		56,894	57,220,493

Total Inflation-Linked Securities (cost $627,474,188)			614,196,778

CORPORATES - INVESTMENT GRADE – 9.9%
Industrial – 4.7%
Basic – 0.1%
Glencore Funding LLC 4.907%, 04/01/2028(a)		206	206,488
5.186%, 04/01/2030(a)		89	89,226
5.338%, 04/04/2027(a)		111	111,610
6.50%, 10/06/2033(a)		543	575,021

			982,345

Capital Goods – 0.3%
Boeing Co. (The) 3.25%, 02/01/2028		454	444,611
Republic Services, Inc. 4.75%, 07/15/2030		1,022	1,019,885
Westinghouse Air Brake Technologies Corp. 4.90%, 05/29/2030		1,035	1,032,092

			2,496,588

Communications - Media – 0.4%
Sopaipilla Investor LLC 7.534%, 11/30/2048(a)(b)		1,206	1,249,910
Space Exploration Technologies Corp. 5.65%, 07/15/2033(a)		1,714	1,641,601

			2,891,511

Communications - Telecommunications – 0.4%
Beacon Point DC LLC 6.129%, 11/30/2042(a)		375	359,081
HUT 8 DC LLC 6.192%, 11/15/2042(a)		1,717	1,666,417
NTT Finance Corp. 4.741%, 03/31/2028(a)		629	628,786
5.259%, 11/01/2033(a)		344	338,913

			2,993,197

Consumer Cyclical - Automotive – 0.4%
American Honda Finance Corp. 4.15%, 01/08/2029		63	62,008
Series A 4.55%, 04/10/2028		88	87,741
Ford Motor Co. 3.25%, 02/12/2032		532	465,191
Ford Motor Credit Co. LLC 6.467%, 05/22/2036		786	788,201
General Motors Financial Co., Inc. 2.40%, 04/10/2028		101	97,153
4.75%, 04/06/2029		654	651,306
5.55%, 07/15/2029		421	427,883

	Principal Amount (000)		U.S. $ Value

Hyundai Capital America 4.50%, 09/18/2030(a)	U.S.$	181	$176,160
5.25%, 01/08/2027(a)		252	252,728
5.275%, 06/24/2027(a)		151	152,110
6.10%, 09/21/2028(a)		486	497,057

			3,657,538

Consumer Cyclical - Entertainment – 0.0%
Hasbro, Inc. 4.65%, 03/12/2031		183	179,181

Consumer Cyclical - Other – 0.2%
Flutter Treasury DAC 5.875%, 06/04/2031(a)		683	675,473
Marriott International, Inc./MD 4.20%, 07/15/2027		1,105	1,102,094

			1,777,567

Consumer Cyclical - Retailers – 0.0%
AutoNation, Inc. 4.45%, 01/15/2029		238	234,899

Consumer Non-Cyclical – 0.7%
Cargill, Inc. 4.125%, 10/23/2030(a)		1,122	1,089,350
HCA, Inc. 5.00%, 05/15/2033		1,252	1,220,963
Imperial Brands Finance PLC 3.875%, 07/26/2029(a)		208	201,758
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031		1,190	1,011,702
Philip Morris International, Inc. 4.00%, 10/29/2030		66	63,771
4.375%, 04/30/2030		1,032	1,014,177
Roche Holdings, Inc. 4.075%, 12/02/2030(a)		213	206,985
Takeda US Financing, Inc. 5.20%, 07/07/2035		1,075	1,052,812

			5,861,518

Energy – 1.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc. 4.35%, 06/15/2031		420	408,127
Cenovus Energy, Inc. 4.65%, 03/20/2031		276	270,560
5.40%, 03/20/2036		291	283,629
Continental Resources, Inc./OK 2.875%, 04/01/2032(a)		1,803	1,573,100
Eni SpA 5.75%, 05/19/2035(a)		1,033	1,043,092
MPLX LP 5.40%, 09/15/2035		731	716,577
ONEOK, Inc. 5.40%, 10/15/2035		1,097	1,074,018
Plains All American Pipeline LP/PAA Finance Corp. 5.60%, 01/15/2036		1,113	1,095,893
Targa Resources Corp. 4.35%, 01/15/2029		425	420,440
4.90%, 09/15/2030		192	191,055
5.65%, 02/15/2036		211	210,521
6.05%, 05/15/2056		337	317,552
Var Energi ASA 7.50%, 01/15/2028(a)		867	896,755

	Principal Amount (000)		U.S. $ Value

Woodside Finance Ltd. 5.40%, 05/19/2030	U.S.$	152	$153,391
6.00%, 05/19/2035		248	253,131

			8,907,841

Services – 0.1%
Global Payments, Inc. 4.875%, 11/15/2030		302	294,136
5.20%, 11/15/2032		310	299,302

			593,438

Technology – 1.0%
Applied Materials, Inc. 4.00%, 01/15/2031		1,118	1,080,089
Broadcom, Inc. 4.30%, 01/15/2031		1,091	1,054,779
Fidelity National Information Services, Inc. 4.45%, 03/10/2028		359	357,058
Oracle Corp. 4.375%, 05/15/2055		233	146,042
5.20%, 09/26/2035		118	105,961
5.95%, 09/26/2055		200	158,974
6.125%, 08/03/2065		1,974	1,562,441
RD Michigan Property Owner I LLC 7.50%, 03/30/2045(a)		1,670	1,613,220
Salesforce, Inc. 4.90%, 09/15/2031		594	585,268
5.20%, 03/15/2033		594	585,446
TSMC Arizona Corp. 3.875%, 04/22/2027		1,009	1,003,955

			8,253,233

Transportation - Railroads – 0.0%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)		174	163,631
5.875%, 07/05/2034(a)		213	216,440

			380,071

Transportation - Services – 0.0%
ENA Master Trust 4.00%, 05/19/2048(a)		300	239,619

			39,448,546

Financial Institutions – 3.7%
Banking – 3.3%
AIB Group PLC 5.32%, 05/15/2031(a)		1,035	1,039,440
Ally Financial, Inc. 5.737%, 05/15/2029		267	270,001
6.992%, 06/13/2029		575	594,188
American Express Co. 5.098%, 02/16/2028		987	990,376
Banco Bilbao Vizcaya Argentaria SA 7.883%, 11/15/2034		200	223,786
Banco Santander SA 6.35%, 03/14/2034		200	207,408
6.921%, 08/08/2033		800	852,976
Bank of Ireland Group PLC 5.601%, 03/20/2030(a)		301	305,551
Banque Federative du Credit Mutuel SA 4.541%, 01/15/2031(a)		672	654,024
4.591%, 10/16/2028(a)		875	870,433
Barclays PLC 5.207%, 02/24/2037		251	238,987

	Principal Amount (000)		U.S. $ Value

5.335%, 09/10/2035	U.S.$	569	$554,143
5.674%, 03/12/2028		329	330,928
BNP Paribas SA 4.625%, 02/25/2031(a)(c)		489	445,362
CaixaBank SA 6.037%, 06/15/2035(a)		955	977,404
Capital One Financial Corp. 6.377%, 06/08/2034		949	988,336
Capital One NA 5.974%, 08/09/2028		327	331,983
Citigroup, Inc. 4.643%, 05/07/2028		1,036	1,035,979
6.02%, 01/24/2036		85	85,516
Series AA 7.625%, 11/15/2028(c)		43	44,421
Series Y 4.15%, 11/15/2026(c)		480	478,872
Credit Agricole SA 4.656%, 01/12/2032(a)		418	407,571
5.222%, 05/27/2031(a)		329	329,793
6.251%, 01/10/2035(a)		353	359,827
Danske Bank A/S 4.613%, 10/02/2030(a)		419	413,302
Deutsche Bank AG/New York NY 4.95%, 08/04/2031		291	287,252
4.999%, 09/11/2030		261	260,154
Goldman Sachs Group, Inc. (The) Series V 4.125%, 11/10/2026(c)		775	770,931
HSBC Holdings PLC 7.399%, 11/13/2034		1,352	1,475,776
8.113%, 11/03/2033		591	666,943
Intesa Sanpaolo SpA 5.20%, 06/29/2032(a)		856	846,567
KBC Group NV 4.454%, 09/23/2031(a)		200	194,582
Lloyds Banking Group PLC 4.818%, 06/13/2029		1,036	1,036,570
Mitsubishi UFJ Financial Group, Inc. 4.592%, 04/18/2030		245	242,893
Morgan Stanley 4.238%, 01/09/2030		289	284,174
4.555%, 04/10/2030		290	286,941
Series I 4.133%, 10/18/2029		652	641,711
Nationwide Building Society 5.054%, 07/14/2032(a)		1,259	1,242,520
Santander UK Group Holdings PLC 4.32%, 09/22/2029		1,118	1,104,036
Societe Generale SA 5.249%, 05/22/2029(a)		542	544,233
5.519%, 01/19/2028(a)		812	814,842
Standard Chartered PLC 5.545%, 01/21/2029(a)		314	317,014
5.615% (CME Term SOFR 3 Month + 1.77%), 01/30/2027(a)(c)(d)		400	392,632
Svenska Handelsbanken AB 4.75%, 03/01/2031(a)(c)		1,400	1,321,138
Synchrony Financial 5.45%, 03/06/2031		321	319,549
Toronto-Dominion Bank (The) 5.146%, 09/10/2034		317	316,534
UBS Group AG 2.095%, 02/11/2032(a)		239	208,910
4.194%, 04/01/2031(a)		614	595,261

	Principal Amount (000)		U.S. $ Value

6.625%, 01/08/2031(a)(c)	U.S.$	439	$436,234

			27,638,004

Insurance – 0.2%
Allianz SE 6.50%, 10/30/2034(a)(c)		400	396,484
Athene Global Funding 1.985%, 08/19/2028(a)		308	289,449
2.55%, 11/19/2030(a)		65	57,706
2.717%, 01/07/2029(a)		117	110,268
5.033%, 07/17/2030(a)		394	388,468
5.526%, 07/11/2031(a)		22	21,934
5.583%, 01/09/2029(a)		49	49,416
Principal Life Global Funding II 5.10%, 01/25/2029(a)		639	642,706

			1,956,431

REITs – 0.2%
GLP Capital LP/GLP Financing II, Inc. 3.25%, 01/15/2032		949	840,501
4.00%, 01/15/2031		414	388,075
Omega Healthcare Investors, Inc. 5.20%, 07/01/2030		181	180,071

			1,408,647

			31,003,082

Utility – 1.5%
Electric – 1.4%
Abu Dhabi National Energy Co. PJSC 5.125%, 08/03/2031(a)		1,662	1,641,990
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)		331	311,696
Alexander Funding Trust II 7.467%, 07/31/2028(a)		656	683,322
American Electric Power Co., Inc. 6.95%, 12/15/2054		248	261,027
Series D 6.05%, 03/15/2056		254	248,989
CenterPoint Energy Houston Electric LLC 4.95%, 04/01/2033		39	38,399
5.05%, 03/01/2035		892	869,914
Series AQ 4.95%, 08/15/2035		35	33,884
Duke Energy Carolinas NC Storm Funding LLC Series A-2 2.617%, 07/01/2043		1,183	931,459
Electricite de France SA 9.125%, 03/15/2033(a)(c)		415	479,250
ENEL Finance International NV 4.125%, 09/30/2028(a)		368	363,080
Entergy Mississippi LLC 5.05%, 04/15/2036		219	210,579
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25%, 01/31/2041(a)		391	388,077
LG Energy Solution Ltd. 5.375%, 04/02/2030(a)		1,712	1,711,863
PacifiCorp 5.10%, 04/15/2031		186	185,710
5.80%, 04/15/2036		216	216,609
Public Service Co. of Colorado 5.05%, 06/15/2036		50	48,237
5.15%, 09/15/2035		1,095	1,066,004

	Principal Amount (000)		U.S. $ Value

Virginia Electric & Power Co. Series C 4.90%, 09/15/2035	U.S.$	949	$907,405
Vistra Operations Co. LLC 4.30%, 10/15/2028(a)		23	22,662
4.55%, 10/30/2028(a)		558	552,984
6.95%, 10/15/2033(a)		272	289,832

			11,462,972

Other Utility – 0.1%
COX Asset Mexico SA de CV 7.125%, 01/08/2032(a)		584	580,432

			12,043,404

Total Corporates - Investment Grade (cost $83,251,960)			82,495,032

COLLATERALIZED MORTGAGE OBLIGATIONS – 5.8%
Risk Share Floating Rate – 2.3%
Connecticut Avenue Securities Trust Series 2022-R03, Class 1M2 7.116% (CME Term SOFR + 3.50%), 03/25/2042(a)(d)		2,283	2,319,311
Series 2022-R04, Class 1M2 6.716% (CME Term SOFR + 3.10%), 03/25/2042(a)(d)		573	580,231
Series 2025-R03, Class 2M1 5.216% (CME Term SOFR + 1.60%), 03/25/2045(a)(d)		324	324,616
Series 2025-R04, Class 1A1 4.616% (CME Term SOFR + 1.00%), 05/25/2045(a)(d)		321	321,773
Series 2025-R04, Class 1M1 4.816% (CME Term SOFR + 1.20%), 05/25/2045(a)(d)		342	341,985
Series 2025-R05, Class 2M1 4.816% (CME Term SOFR + 1.20%), 07/25/2045(a)(d)		931	930,778
Series 2025-R06, Class 1A1 4.516% (CME Term SOFR + 0.90%), 09/25/2045(a)(d)		517	517,481
Series 2025-R06, Class 1M1 4.566% (CME Term SOFR + 0.95%), 09/25/2045(a)(d)		530	529,212
Series 2026-R01, Class 2M1 4.616% (CME Term SOFR + 1.00%), 01/25/2046(a)(d)		810	809,642
Series 2026-R03, Class 2A1 4.716% (CME Term SOFR + 1.10%), 04/25/2046(a)(d)		1,049	1,051,515
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2021-DNA5, Class M2 5.266% (CME Term SOFR + 1.65%), 01/25/2034(a)(d)		73	73,373
Series 2021-DNA6, Class M2 5.116% (CME Term SOFR + 1.50%), 10/25/2041(a)(d)		1,714	1,715,774
Series 2021-HQA4, Class M2 5.966% (CME Term SOFR + 2.35%), 12/25/2041(a)(d)		1,765	1,773,640
Series 2022-DNA3, Class M1B 6.516% (CME Term SOFR + 2.90%), 04/25/2042(a)(d)		1,069	1,082,582
Series 2022-DNA5, Class M1B 8.116% (CME Term SOFR + 4.50%), 06/25/2042(a)(d)		3,681	3,796,914
Series 2024-DNA1, Class M1 4.966% (CME Term SOFR + 1.35%), 02/25/2044(a)(d)		241	240,815
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-DNA2 Series 2025-DNA2, Class A1 4.716% (CME Term SOFR + 1.10%), 05/25/2045(a)(d)		269	269,170
Series 2025-DNA2, Class M1 4.816% (CME Term SOFR + 1.20%), 05/25/2045(a)(d)		105	104,533
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-Dna3 Series 2025-DNA3, Class A1 4.566% (CME Term SOFR + 0.95%), 09/25/2045(a)(d)		1,162	1,163,047

	Principal Amount (000)		U.S. $ Value

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-DNA4 Series 2025-DNA4, Class M1 4.716% (CME Term SOFR + 1.10%), 10/25/2045(a)(d)	U.S.$	1,092	$1,093,978

			19,040,370

Non-Agency Fixed Rate – 1.7%
FIGRE Trust Series 2025-HE7, Class A 5.15%, 11/25/2055(a)		1,183	1,164,584
Series 2025-HE8, Class A 5.206%, 11/25/2055(a)		1,352	1,333,111
Series 2026-HE2, Class A 5.049%, 01/25/2056(a)		1,069	1,049,684
GS Mortgage-Backed Securities Trust Series 2026-CES2, Class A1A 5.227%, 06/25/2056(a)		838	830,803
JP Morgan Mortgage Trust Series 2025-CES7, Class A1A 5.055%, 04/25/2056(a)		876	868,817
Series 2025-HE3, Class A1 4.971% (CME Term SOFR + 1.35%), 03/20/2056(a)(d)		1,187	1,192,861
Series 2026-CES1, Class A1A 4.909%, 06/25/2056(a)		1,243	1,228,479
OBX Trust
Series 2026-CES1, Class A1A 5.192%, 04/25/2056(a)		961	952,135
Series 2026-NQM10, Class A1 5.425%, 06/25/2066(a)		1,899	1,894,144
RCKT Mortgage Trust Series 2026-CES1, Class A1A 4.827%, 01/25/2056(a)		2,219	2,189,135
Series 2026-CES2, Class A1A 4.762%, 02/25/2056(a)		729	717,373
Series 2026-CES3, Class A1A 5.144%, 03/25/2056(a)		677	670,913
Series 2026-CES4, Class A1A 5.124%, 04/25/2056(a)		240	237,754
Towd Point Mortgage Trust Series 2026-CES2, Class A1A 4.72%, 02/25/2066(a)		380	373,089

			14,702,882

Non-Agency Floating Rate – 1.7%
Bravo Residential Funding Trust Series 2025-NQM10, Class A1 4.868%, 09/25/2065(a)		874	864,296
CLIP Trust Series 2026-NQM1, Class A1 5.221%, 05/25/2071(a)		1,080	1,071,822
COLT Mortgage Loan Trust Series 2026-3, Class A1 5.119%, 05/25/2071(a)		486	481,831
Series 2026-5, Class A1 5.41%, 07/27/2071(a)		2,160	2,150,842
Series 2026-6, Class A1 5.651%, 08/25/2071(a)		1,211	1,212,248
CROSS Mortgage Trust Series 2026-NQM9, Class A1 5.726%, 08/25/2071(a)		1,490	1,491,646
Federal Home Loan Mortgage Corp. Mscr Trust Mn1 Series 2021-MN1, Class M1 5.616% (CME Term SOFR + 2.00%), 01/25/2051(a)(d)		19	18,531
JPMorgan Chase Bank NA - CHASE Series 2019-CL1, Class M3 5.939% (CME Term SOFR 1 Month + 2.21%), 04/25/2047(a)(d)		106	107,044

	Principal Amount (000)		U.S. $ Value

Morgan Stanley Residential Mortgage Loan Trust Series 2026-NEW1, Class A1 5.276%, 04/27/2071(a)	U.S.$	1,777	$1,762,812
OBX Trust Series 2026-NQM6, Class A1 5.063%, 04/26/2066(a)		666	660,629
SG Residential Mortgage Trust Series 2026-3, Class A1 5.188%, 04/25/2066(a)		1,288	1,276,334
Verus Securitization Trust Series 2026-5, Class A1 5.362%, 05/25/2071(a)		1,295	1,290,971
Series 2026-6, Class A1 5.513%, 07/27/2071(a)		1,171	1,169,137
Series 2026-R3, Class A1 5.19%, 02/27/2068(a)		731	726,540

			14,284,683

Agency Floating Rate – 0.1%
Federal Home Loan Mortgage Corp. REMICS Series 3955, Class SD 2.860% (6.49% - CME Term SOFR), 11/15/2041(d)(e)		1,107	90,617
Series 4693, Class SL 2.410% (6.04% - CME Term SOFR), 06/15/2047(d)(e)		764	68,326
Series 4954, Class SL 2.319% (5.94% - CME Term SOFR), 02/25/2050(d)(e)		861	76,870
Series 4981, Class HS 2.369% (5.99% - CME Term SOFR), 06/25/2050(d)(e)		1,865	162,315
Federal National Mortgage Association REMICS Series 2014-78, Class SE 2.369% (5.99% - CME Term SOFR), 12/25/2044(d)(e)		492	43,342
Series 2016-77, Class DS 2.269% (5.89% - CME Term SOFR), 10/25/2046(d)(e)		571	48,234
Series 2017-62, Class AS 2.419% (6.04% - CME Term SOFR), 08/25/2047(d)(e)		639	58,227
Series 2017-97, Class LS 2.469% (6.09% - CME Term SOFR), 12/25/2047(d)(e)		886	79,628
Government National Mortgage Association Series 2017-122, Class SA 2.416% (6.09% - CME Term SOFR 1 Month), 08/20/2047(d)(e)		501	50,550
Series 2017-134, Class MS 2.416% (6.09% - CME Term SOFR 1 Month), 09/20/2047(d)(e)		562	57,550

			735,659

Total Collateralized Mortgage Obligations (cost $48,773,092)			48,763,594

ASSET-BACKED SECURITIES – 4.2%
Other ABS - Fixed Rate – 2.0%
AB Issuer LLC Series 2021-1, Class A2 3.734%, 07/30/2051(a)		1,379	1,314,957
BHG Securitization Trust Series 2022-A, Class D 3.56%, 02/20/2035(a)		1,350	1,327,856
College Ave Student Loans LLC Series 2021-C, Class B 2.72%, 07/26/2055(a)		341	310,245
Dext ABS LLC Series 2023-1, Class A2 5.99%, 03/15/2032(a)		61	60,862
Diamond Issuer LLC Series 2021-1A, Class A 2.305%, 11/20/2051(a)		2,152	2,102,602

	Principal Amount (000)		U.S. $ Value

Equify ABS LLC Series 2024-1A, Class A 5.43%, 04/18/2033(a)	U.S.$	226	$226,504
GCI Funding I LLC Series 2021-1, Class A 2.38%, 06/18/2046(a)		317	291,185
MVW LLC Series 2021-2A, Class B 1.83%, 05/20/2039(a)		229	218,972
Neighborly Issuer LLC Series 2022-1A, Class A2 3.695%, 01/30/2052(a)		1,590	1,504,593
Series 2023-1A, Class A2 7.308%, 01/30/2053(a)		1,896	1,896,225
Nelnet Student Loan Trust Series 2021-CA, Class B 2.53%, 04/20/2062(a)		758	663,448
Series 2021-DA, Class B 2.90%, 04/20/2062(a)		793	704,908
Pagaya AI Debt Grantor Trust Series 2024-5, Class A 6.278%, 10/15/2031(a)		115	115,159
Series 2025-3, Class A2 5.365%, 12/15/2032(a)		319	319,522
Series 2025-6, Class A2 4.497%, 04/15/2033(a)		531	527,364
Pagaya AI Debt Selection Trust Series 2026-5, Class A1 4.756%, 08/16/2027(a)		438	437,518
Pagaya AI Debt Trust Series 2025-4, Class A2 5.373%, 01/17/2033(a)		179	179,069
Pagaya Point of Sale Holdings Grantor Trust Series 2025-1, Class A 5.715%, 01/20/2034(a)		565	565,419
SoFi Consumer Loan Program Trust Series 2025-4, Class A 4.24%, 08/25/2035(a)		752	751,427
Upgrade Master Pass-Thru Trust Series 2026-ST1, Class A 4.244%, 03/15/2034(a)		774	773,083
UPSTART Securitization Trust Series 2026-1, Class A1 4.142%, 02/22/2027(a)		44	44,189
Series 2026-3, Class A2 4.77%, 07/20/2036(a)		1,190	1,188,536
VFI ABS LLC Series 2025-1A, Class A 4.78%, 06/24/2030(a)		830	830,054

			16,353,697

Autos - Fixed Rate – 1.9%
ACM Auto Trust Series 2025-2A, Class A 5.55%, 06/20/2028(a)		426	423,870
Series 2025-3A, Class A 5.01%, 01/22/2030(a)		420	417,249
Arivo Acceptance Auto Loan Receivables Trust Series 2024-1A, Class A 6.46%, 04/17/2028(a)		6	6,421
Series 2025-1A, Class A2 4.92%, 05/15/2029(a)		579	580,011

	Principal Amount (000)		U.S. $ Value

AutoNation Finance Trust Series 2025-1A, Class A2 4.72%, 04/10/2028(a)	U.S.$	169	$168,927
Avis Budget Rental Car Funding AESOP LLC Series 2023-3A, Class A 5.44%, 02/22/2028(a)		1,294	1,298,802
Bridgecrest Lending Auto Securitization Trust Series 2026-2, Class A2 4.24%, 09/15/2028		1,316	1,316,041
Carvana Auto Receivables Trust Series 2021-N3, Class C 1.02%, 06/12/2028		39	37,907
Series 2021-N4, Class D 2.30%, 09/11/2028		91	89,281
Series 2021-P4, Class D 2.61%, 09/11/2028		1,206	1,175,346
CPS Auto Receivables Trust Series 2026-B, Class A 4.35%, 02/15/2030(a)		589	589,013
Flagship Credit Auto Trust Series 2024-3, Class A 4.88%, 11/15/2028(a)		88	88,423
Lendbuzz Securitization Trust Series 2023-2A, Class A2 7.09%, 10/16/2028(a)		155	156,535
Series 2025-1A, Class A2 5.10%, 10/15/2030(a)		674	675,022
Series 2025-2A, Class A2 5.18%, 05/15/2030(a)(d)		737	737,553
Lobel Automobile Receivables Trust Series 2026-1, Class A 4.88%, 10/16/2028(a)		1,307	1,306,868
OCCU Auto Receivables Trust Series 2025-1A, Class A2 4.82%, 04/17/2028(a)		489	489,458
Research-Driven Pagaya Motor Asset Trust Series 2025-4A, Class A2 5.124%, 04/25/2034(a)		1,485	1,487,325
Tricolor Auto Securitization Trust Series 2024-2A, Class A 6.36%, 12/15/2027(f)(g)(h)(i)(j)		98	91,963
Series 2025-1A, Class A 4.94%, 02/15/2029(f)(g)(h)(i)(j)		1,024	623,828
Series 2025-2A, Class A 5.12%, 01/16/2029(f)(g)(h)(i)(j)		1,569	784,286
Veros Auto Receivables Trust Series 2026-2, Class A 4.65%, 03/12/2029(a)		897	896,871
Westlake Automobile Receivables Trust Series 2026-2A, Class A2A 4.26%, 06/15/2029(a)		2,086	2,084,951

			15,525,951

Credit Cards - Fixed Rate – 0.3%
Mission Lane Credit Card Master Trust Series 2024-B, Class A 5.88%, 01/15/2030(a)		1,624	1,626,387
Series 2025-A, Class A 5.80%, 05/15/2030(a)		1,308	1,313,297

			2,939,684

	Principal Amount (000)		U.S. $ Value

Other ABS - Floating Rate – 0.0%
Pagaya AI Debt Grantor Trust Series 2025-1, Class A 5.156%, 07/15/2032(a)	U.S.$	476	$476,276

Total Asset-Backed Securities (cost $36,941,459)			35,295,608

GOVERNMENTS - SOVEREIGN BONDS – 0.8%
Colombia – 0.1%
Colombia Government International Bond 3.125%, 04/15/2031		248	218,272
6.50%, 01/21/2033		383	383,575

			601,847

Kuwait – 0.2%
Kuwait International Government Bond 5.039%, 07/29/2029(a)		1,513	1,512,546

Mexico – 0.1%
Mexico Government International Bond 5.375%, 03/22/2033		612	590,580

Romania – 0.2%
Romanian Government International Bond 5.75%, 09/16/2030(a)		1,700	1,697,068

Saudi Arabia – 0.2%
KSA Sukuk Ltd. 5.25%, 06/04/2027(a)		2,075	2,082,781

Total Governments - Sovereign Bonds (cost $6,535,837)			6,484,822

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.5%
Non-Agency Floating Rate CMBS – 0.3%
BHMS Commercial Mortgage Trust Series 2025-ATLS, Class A 5.526% (CME Term SOFR 1 Month + 1.85%), 08/15/2042(a)(d)		1,218	1,219,539
BX Commercial Mortgage Trust Series 2019-IMC, Class D 5.622% (CME Term SOFR 1 Month + 1.95%), 04/15/2034(a)(d)		185	182,527
Series 2019-IMC, Class E 5.872% (CME Term SOFR 1 Month + 2.20%), 04/15/2034(a)(d)		895	880,008

			2,282,074

Non-Agency Fixed Rate CMBS – 0.2%
GS Mortgage Securities Trust Series 2011-GC5, Class D 5.252%, 08/10/2044(a)		19	15,655
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class A2 2.435%, 08/15/2026(g)		714	708,709
Series 2021-1, Class AS 2.638%, 08/15/2026(g)		40	39,311
Wells Fargo Commercial Mortgage Trust Series 2016-LC25, Class C 4.414%, 12/15/2059		330	322,657
Series 2016-NXS6, Class C 4.543%, 11/15/2049		525	510,242

			1,596,574

	Principal Amount (000)		U.S. $ Value

Non-Agency Fixed Rate – 0.0%
Ellington Financial Mortgage Trust Series 2026-CES1, Class A1A 4.914%, 12/25/2060(a)	U.S.$	607	$597,682

Total Commercial Mortgage-Backed Securities (cost $4,514,225)			4,476,330

CORPORATES - NON-INVESTMENT GRADE – 0.5%
Industrial – 0.5%
Capital Goods – 0.1%
Axon Enterprise, Inc. 6.125%, 03/15/2030(a)		535	542,073

Consumer Cyclical - Retailers – 0.1%
Advance Auto Parts, Inc. 7.00%, 08/01/2030(a)		1,074	1,100,710

Consumer Non-Cyclical – 0.1%
Organon & Co./Organon Foreign Debt Co-Issuer BV 2.875%, 04/30/2028(a)	EUR	550	627,446

Energy – 0.1%
Sunoco LP 5.625%, 03/15/2031(a)	U.S.$	651	642,739

Technology – 0.1%
OAK-Eagle Acquireco, Inc. 7.25%, 07/01/2033(a)		773	801,446

Total Corporates - Non-Investment Grade (cost $3,670,798)			3,714,414

EMERGING MARKETS - CORPORATE BONDS – 0.4%
Industrial – 0.4%
Basic – 0.1%
Braskem Netherlands Finance BV 4.50%, 01/10/2028(f)(g)(i)		343	191,634
Sasol Financing USA LLC 8.75%, 04/10/2033(a)		609	633,050

			824,684

Consumer Cyclical - Other – 0.0%
Wynn Macau Ltd. 5.625%, 08/26/2028(a)		483	476,576

Energy – 0.3%
Ecopetrol SA 5.875%, 11/02/2051		974	750,102
8.375%, 01/19/2036		695	732,005
Raizen Fuels Finance SA 6.25%, 07/08/2032(f)(g)(i)		435	229,463
6.70%, 02/25/2037(f)(g)(i)		975	514,312

			2,225,882

Total Emerging Markets - Corporate Bonds (cost $4,198,358)			3,527,142

	Principal Amount (000)		U.S. $ Value

COLLATERALIZED LOAN OBLIGATIONS – 0.4%
CLO - Floating Rate – 0.4%
Ballyrock CLO 27 Ltd. Series 2024-27A, Class A1A 5.160% (CME Term SOFR 3 Month + 1.35%), 10/25/2037(a)(d)	U.S.$	580	$580,913
Dryden 98 CLO Ltd. Series 2022-98A, Class D 6.829% (CME Term SOFR 3 Month + 3.10%), 04/20/2035(a)(d)		500	491,962
HPS Loan Management Ltd. Series 2024-19A, Class A1R 5.013% (CME Term SOFR 3 Month + 1.26%), 04/15/2037(a)(d)		403	403,217
OCP CLO Ltd. Series 2024-34A, Class A1 5.113% (CME Term SOFR 3 Month + 1.36%), 10/15/2037(a)(d)		456	456,125
Series 2026-50A, Class A1 4.825% (CME Term SOFR 3 Month + 1.20%), 07/15/2039(a)(d)		1,155	1,155,373

Total Collateralized Loan Obligations (cost $3,093,255)			3,087,590

QUASI-SOVEREIGNS – 0.2%
Quasi-Sovereign Bonds – 0.2%
Kazakhstan – 0.1%
QazaqGaz NC JSC 5.625%, 05/08/2036(a)		475	460,123

Mexico – 0.1%
Petroleos Mexicanos 5.625%, 01/23/2046		1,570	1,202,903

Total Quasi-Sovereigns (cost $1,733,639)			1,663,026

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.1%
United States – 0.1%
University of California (University of California) Series 2021-B 3.071%, 05/15/2051 (cost $1,452,172)		1,465	956,845

GOVERNMENTS - SOVEREIGN AGENCIES – 0.1%
Kazakhstan – 0.1%
Baiterek National Investment Holding JSC 4.65%, 10/01/2030(a) (cost $733,490)		739	721,055

EMERGING MARKETS - SOVEREIGNS – 0.1%
Mexico – 0.1%
Eagle Funding Luxco SARL 5.50%, 08/17/2030(a) (cost $717,501)		719	717,974

Company	Shares		U.S. $ Value

SHORT-TERM INVESTMENTS – 1.7%
Investment Companies – 1.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.51%(k)(l)(m) (cost $9,689,862)		9,689,862	$9,689,862

	Principal Amount (000)

Treasury Bills – 0.5%
Brazil – 0.5%
Brazil Letras do Tesouro Nacional Zero Coupon, 10/01/2026 (cost $4,185,757)	BRL	21,890	4,226,488

Total Short-Term Investments (cost $13,875,619)			13,916,350

Total Investments – 98.2% (cost $836,965,593)(n)			820,016,560
Other assets less liabilities – 1.8%			15,218,796

Net Assets – 100.0%			$835,235,356

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
Australian 10 Yr Bond Futures	137	September 2026	$10,422,938	$(27,130)
U.S. T-Note 2 Yr (CBT) Futures	690	September 2026	141,870,469	(446,269)
U.S. T-Note 5 Yr (CBT) Futures	1,301	September 2026	137,875,509	(802,721)
Sold Contracts
U.S. 10 Yr Ultra Futures	356	September 2026	39,054,313	441,155
U.S. Long Bond (CBT) Futures	34	September 2026	3,682,625	114,701
U.S. Ultra Bond (CBT) Futures	21	September 2026	2,303,437	88,561

				$(631,703)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Goldman Sachs Bank USA	BRL	21,890	USD	4,208	10/08/2026	$(46,824)
State Street Bank & Trust Co.	EUR	728	USD	832	09/11/2026	(8,760)
State Street Bank & Trust Co.	USD	606	EUR	525	09/11/2026	795
State Street Bank & Trust Co.	AUD	480	USD	333	10/09/2026	(4,713)

						$(59,502)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2026	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
iTraxx Australia Series 45, 5 Year Index, 06/20/2031*	(1.00)%	Quarterly	0.71%	USD	21,540	$(298,150)	$(126,588)	$(171,562)
Sale Contracts
CDX-NAIG Series 46, 5 Year Index, 06/20/2031*	1.00	Quarterly	0.53	USD	21,540	470,793	338,306	132,487

						$172,643	$211,718	$(39,075)

*	Termination date.

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	61,010	05/13/2027	3.263%	CPI#	Maturity	$802,852	$—	$802,852
USD	29,760	07/08/2027	2.770%	CPI#	Maturity	886,742	—	886,742
USD	29,760	07/08/2027	2.778%	CPI#	Maturity	874,755	—	874,755
USD	78,560	10/15/2027	2.841%	CPI#	Maturity	122,089	—	122,089
USD	97,520	01/15/2028	2.720%	CPI#	Maturity	310,379	—	310,379

						$2,996,817	$—	$2,996,817

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	5,400	10/04/2026	1.170%	1 Day SOFR	Annual	$142,346	$27,033	$115,313
USD	1,080	11/08/2026	1.451%	1 Day SOFR	Annual	25,041	7,601	17,440
USD	1,080	11/09/2026	1.470%	1 Day SOFR	Annual	24,759	7,673	17,086
USD	7,030	04/04/2027	2.235%	1 Day SOFR	Annual	116,162	86,803	29,359
USD	20,920	06/05/2027	0.345%	1 Day SOFR	Annual	757,973	616,149	141,824
USD	715	07/12/2027	2.000%	1 Day SOFR	Annual	14,433	13,192	1,241
USD	5,395	06/04/2029	1.985%	1 Day SOFR	Annual	326,176	260,477	65,699
USD	3,170	09/27/2029	1.300%	1 Day SOFR	Annual	333,110	226,450	106,660
USD	40,300	05/21/2031	1.394%	1 Day SOFR	Annual	5,030,044	3,890,083	1,139,961
USD	1,490	11/10/2035	2.410%	1 Day SOFR	Annual	230,532	133,129	97,403
USD	595	03/06/2042	3.500%	1 Day SOFR	Annual	67,407	—	67,407

						$7,067,983	$5,268,590	$1,799,393

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2026, the aggregate market value of these securities amounted to $134,766,267 or 16.1% of net assets.

(b)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2026.
(c)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2026.
(e)	Inverse interest only security.
(f)	Non-income producing security.

(g)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.38% of net assets as of July 31, 2026, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Braskem Netherlands Finance BV 4.50%, 01/10/2028	07/10/2025	$309,630	$191,634	0.02%
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class A2 2.435%, 08/15/2026	02/25/2021 - 09/06/2022	714,628	708,709	0.09%
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class AS 2.638%, 08/15/2026	02/25/2021 - 04/01/2021	40,001	39,311	0.00%
Raizen Fuels Finance SA 6.25%, 07/08/2032	02/03/2026 - 02/04/2026	340,709	229,463	0.03%
Raizen Fuels Finance SA 6.70%, 02/25/2037	02/20/2025 - 02/21/2025	972,435	514,312	0.06%
Tricolor Auto Securitization Trust Series 2024-2A, Class A 6.36%, 12/15/2027	05/14/2024	98,356	91,963	0.01%
Tricolor Auto Securitization Trust Series 2025-1A, Class A 4.94%, 02/15/2029	03/11/2025	1,024,163	623,828	0.08%
Tricolor Auto Securitization Trust Series 2025-2A, Class A 5.12%, 01/16/2029	06/10/2025	1,568,532	784,286	0.09%

(h)	Fair valued by the Adviser.
(i)	Defaulted.
(j)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(k)	The rate shown represents the 7-day yield as of period end.
(l)	Affiliated investments.
(m)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(n)

As of July 31, 2026 the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $6,923,890 and gross unrealized depreciation of investments was $(19,806,993), resulting in net unrealized depreciation of $(12,883,103).

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

EUR – Euro

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

CBT – Chicago Board of Trade

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

JSC – Joint Stock Company

PJSC – Public Joint Stock Company

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduit

SOFR – Secured Overnight Financing Rate

TIPS – Treasury Inflation Protected Security

AB Bond Inflation Strategy

July 31, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Inflation-Linked Securities	$-0-	$614,196,778	$-0-	$614,196,778
Corporates - Investment Grade	-0-	82,495,032	-0-	82,495,032
Collateralized Mortgage Obligations	-0-	48,763,594	-0-	48,763,594
Asset-Backed Securities	-0-	33,795,531	1,500,077	35,295,608
Governments - Sovereign Bonds	-0-	6,484,822	-0-	6,484,822
Commercial Mortgage-Backed Securities	-0-	4,476,330	-0-	4,476,330
Corporates - Non-Investment Grade	-0-	3,714,414	-0-	3,714,414
Emerging Markets - Corporate Bonds	-0-	3,527,142	-0-	3,527,142
Collateralized Loan Obligations	-0-	3,087,590	-0-	3,087,590
Quasi-Sovereigns	-0-	1,663,026	-0-	1,663,026
Local Governments - US Municipal Bonds	-0-	956,845	-0-	956,845
Governments - Sovereign Agencies	-0-	721,055	-0-	721,055
Emerging Markets - Sovereigns	-0-	717,974	-0-	717,974
Short-Term Investments:
Investment Companies	9,689,862	-0-	-0-	9,689,862
Treasury Bills	-0-	4,226,488	-0-	4,226,488

Total Investments in Securities	9,689,862	808,826,621	1,500,077	820,016,560
Other Financial Instruments(a):
Assets:
Futures	644,417	-0-	-0-	644,417
Forward Currency Exchange Contracts	-0-	795	-0-	795
Centrally Cleared Credit Default Swaps	-0-	470,793	-0-	470,793
Centrally Cleared Inflation (CPI) Swaps	-0-	2,996,817	-0-	2,996,817
Centrally Cleared Interest Rate Swaps	-0-	7,067,983	-0-	7,067,983
Liabilities:
Futures	(1,276,120)	-0-	-0-	(1,276,120)
Forward Currency Exchange Contracts	-0-	(60,297)	-0-	(60,297)
Centrally Cleared Credit Default Swaps	-0-	(298,150)	-0-	(298,150)

Total	$9,058,159	$819,004,562	$1,500,077	$829,562,798

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2026 is as follows:

Fund	Market Value 10/31/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$14,924	$185,613	$190,847	$9,690	$436